Marketable securities (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securitie [Abstract]
Schedule of Marketable Securities

	As at
	December 31, 2025	December 31, 2024
WonderFi Technologies Inc.	8,698	25,654
Bitcoin ETFs	3,563	119
Others	2,330	312
Total	14,591	26,085